Intangible Assets (Details) - Schedule of net intangible assets - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 4,946,935	$ 5,345,393
Less: accumulated amortization		(1,114,028)	(1,107,149)
Less: impairment	[1]	(637,159)	(690,258)
Intangible assets, net		3,195,748	3,547,986
License [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	[2]	2,354,534	2,550,755
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	[3]	1,172,465	1,256,369
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	[4]	$ 1,419,936	$ 1,538,269

[1]	In the year ended March 31, 2020, the Company evaluated the licenses of insurance applicable drugstores acquired in the past based on the discounted positive cash value. Due to the stricter government insurance policy in the fourth quarter of fiscal year 2020, the value of these licenses has declined. As a result, the Company recorded an impairment in the fourth quarter of fiscal 2020.
[2]	This represents the fair value of the licenses of insurance applicable drugstores acquired from a variety of drugstores such as Sanhao Pharmacy and several local stores. The licenses allow patients to pay by using insurance cards at stores. The stores are reimbursed from the Human Resource and Social Security Department of Hangzhou City. In 2014, the Company acquired Sanhao Pharmacy, a drugstore chain. In September 2017, the Company acquired several new stores for the purpose of the Municipal Social Medical Reimbursement Qualification Certificates. On January 9, 2020, the Company acquired a local drugstore chain. The acquired drugstores ceased their stores’ business and liquidate all of the stores’ accounts after Jiuzhou Pharmacy acquired them. In March 2020, the drugstore chain has dissolved and its certificates were transferred to new stores opened at the same time. In the year ended March 31, 2021, the Company acquired four single drugstores which have been liquidated after the acquisition. Jiuzhou Pharmacy then opened four new stores with the four licenses of local government medical insurance reimbursement program.
[3]	They are primarily the SAP ERP system, the Internet Clinic Diagnosis Terminal system and the Chronic Disease Management system. In 2017, we have installed a leading ERP system, SAP from Germany. SAP is a well-known management system used by many fortune 500 companies. It is being amortized over three years since its installation. In 2020, we have installed an internet Clinic Diagnosis System used to strengthen our ability to perform online diagnosis which may increase more customer spending and a Chronic Disease Management System used to better manage and monitor our members’ health.
[4]	In July 2013, the Company purchased the land use rights of a plot of land in Lin’an, Hangzhou, intended for the establishment of an herb processing plant in the future. However, as the Company’s farming business in Lin’an has not grown, the Company does not expect completion of the plant in the near future.